UNITED STATES
 		   	             SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          							13F

                   					  Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: MARCH 31, 1999

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       May 6, 1999
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


                      					Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        35

Form 13F Information Table Value Total:    $  158,665
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES


                                                              FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ SH/ PUT/  INVSTMT   OTHER
 NAME OF ISSUER               TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT PUT CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
--------------------------    --------------   ---------  -------   ------- --- ----  -------  --------   ------  ------  ------

3DFX INTERACTIVE              COM              88553X953     5469    437500 SH        OTHER    01                  437500
AMAZON.COM                    PUT              023135956     5166     30000 SH   PUT  OTHER    01                   30000
BORDERS GROUPS INC            COM              099709107     3797    270000 SH        OTHER    01                  270000
Brookstone Inc.               COM              114537103     4530    358800 SH        OTHER    01                  358800
BOWNE & CO INC.               COM              103043105     6024    515400 SH        OTHER    01                  515400
CAMBELL RESOURCES INC         COM              134422104     2720   8703000 SH        OHTER    01                 8703000
COMPUTER CONCEPTS CORP        COM              204897300       95     40000 SH        OTHER    01                   40000
COCA COLA                     COM              191216100     1841     30000 SH        OTHER    01                   30000
COCA COLA                     PUT              191216950    10059    163900 SH   PUT  OTHER    01                  163900
C-CUBE MICROSYSTEMS INC.      COM              125015107     7295    368200 SH        OTHER    01                  368200
DATA TRANSMISSION NETWORK     COM              238017107      358     15000 SH        OTHER    01                             15000
DATA TRANSMISSION NETWORK     PUT              238017957     7222    302500 SH   PUT  OTHER    01                  302500
DELL COMPUTER CORP.           PUT              247025959    10628    260000 SH   PUT  OTHER    01                  260000
EGGHEAD.COM INC               PUT              282330959      909     50000 SH   PUT  OTHER    01                   50000
EINSTEIN NOAH BAGELS CORP.    COM              282577105       84     64000 SH        OTHER    01                   19000     45000
ECLIPSE SURGICAL TECH         COM              278849104      189     18000 SH        OTHER    01                   18000
EXPRESS SCRIPTS               CALL             302182900     1934     22500 SH   CALL OTHER    01                   22500
EXPRESS SCRIPTS               PUT              302182950     6145     71500 SH   PUT  OTHER    01                   71500
FASTENAL CORP                 PUT              311900954     3506    100000 SH   PUT  OTHER    01                  100000
HIBBETT SPORTING GOODS        COM              428565105     1044     50000 SH        OTHER    01                             50000
Homestake Mining Co.          COM              437614100      988    114500 SH        OTHER    01                  114500
IOMEGA INC                    PUT              462030957    33879   6610500 SH   PUT  OTHER    01                 6610500
LERNOUT & HAUSPIE SPEECH PROD PUT              B5628B954    26625    887500 SH   PUT  OTHER    01                  887500
LHS GROUP                     COM              501938104      598     20400 SH        OTHER    01                   20400
LHS GROUP                     PUT              501938954      733     25000 SH   PUT  OTHER    01                   25000
NEWMONT MINING CORP           COM              651639106     3728    213000 SH        OTHER    01                  213000
NETWORK ASSOCS INC            COM              640938106     3551    115700 SH        OTHER    01                  115700
OAK TECH.                     COM              671802106       98     32000 SH        OTHER    01                   32000
OPTA FOOD INGREDIENTS         COM              68381N105     2779   1097750 SH        OTHER    01                 1097750
OPTI INC.                     COM              683960108      216     38000 SH        OTHER    01                   38000
STEWART ENTERPRISES           PUT              860370955     1124     70000 SH   PUT  OTHER    01                   70000
STORAGE TECHNOLOGY            COM              862111200      209      7500 SH        OTHER    01                    7500
TEL SAVE.COM INC              COM              879176105      354     33900 SH        OTHER    01                   33900
TIII INDUSTRIES               COM              872479209      530    326000 SH        OTHER    01                  326000
WALGREEN CO                   PUT              931422959     4238    150000 SH   PUT  OTHER    01                  150000